Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	Jun. 30, 2017
Description of business [Line Items]
Ownership Interest In Voting Rights Of Investee Required For Significant Influence Minimum	20.00%
Ownership Interest In Voting Rights Of Investee Required For Significant Influence Maximum	50.00%
Equity Method Investment, Ownership Percentage	69.00%				50.00%
Restricted Cash	$ 12	$ 10
Charges for unutilized transportation capacity included in gas management expenses		27	$ 38
Debt Issuance Costs, Noncurrent, Net	32	37
Excess Tax Benefit from Share-based Compensation, Financing Activities	$ 12	$ 6	$ 8
Restricted Stock Units
Description of business [Line Items]
Award vesting period	3 years
Stock Options
Description of business [Line Items]
Award vesting period	3 years
Stock option term	10 years
San Juan Gallup [Member] | Subsequent Event [Member]
Description of business [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 700
San Juan Legacy [Member]
Description of business [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 169